Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenues	$ 1,108,840	$ 768,650	$ 1,390,018
EXPENSES
Amortization (Note 7)	273,309	304,904	240,820
Amortization of intangible assets (Note 10)	2,937,423	2,009,714	1,272,435
Consulting fees (Note 3)	861,924	582,998	465,252
Foreign exchange (gain) loss	(45,985)	1,087,110	24,719
Impairment of goodwill and other intangibles (Note 9)	8,254,000
Office and miscellaneous expenses	1,011,693	557,606	255,863
Interest expense	122,992	153,425	234,087
Professional fees (Note 14)	1,041,293	2,711,916	780,534
Salaries and wages (Note 14)	5,923,782	5,202,213	2,564,830
Sales and marketing	144,057	879,683	486,249
Software delivery costs	1,079,387	615,117	257,924
Share-based compensation (Note 13)	1,567,583	2,145,928	1,049,135
Total operating loss	(22,062,618)	(15,481,964)	(6,241,830)
Finance expense (Note 12)	(60,770)	(225,196)	(276,602)
Change in fair value of warrant liability (Note 3)	361,055	(2,024,580)
Loss on disposal of marketable securities and notes payable		(116,152)	(378,718)
Other expense			(13,890)
Net loss	(21,762,333)	(17,847,892)	(6,911,040)
Other comprehensive loss:
Foreign currency translation (gain) loss	(154,970)		447,302
Loss and comprehensive loss	(21,607,363)	(17,847,892)	(7,358,342)
Total other comprehensive loss attributable to:
Shareholders	(154,970)		117,629
Non-controlling interest			329,673
Comprehensive income	(154,970)		447,302
Comprehensive loss attributable to:
Shareholders	(19,469,478)	(14,399,072)	(5,893,682)
Non-controlling interest	(2,137,885)	(3,448,820)	(1,464,660)
Comprehensive income net	$ (21,607,363)	$ (17,847,892)	$ (7,358,342)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (11.63)	$ (15.11)	$ (8.85)
Weighted average common shares outstanding (in Shares)	1,660,370	952,828	648,313